INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Long-lived assets depreciation	$ 4,748	$ 3,540
Long-lived assets impairment	33,818	0
Inventory write - down	11,098	76
Allowance for expected credit loss	2,670	0
Donation expenses	63	66
Net operating loss carried forward	38,010	2,940
Sub-total	90,407	6,622
Valuation Allowance	(3,678)	(1,238)	$ (1,060)	$ (816)
Total deferred tax assets	86,729	5,384
Deferred tax liabilities:
Long-lived assets depreciation	(2,133)	(2,522)
Difference in basis of buildings	(544)	(570)
Dividend withholding tax		(9,020)
Total deferred tax liabilities	(2,677)	(12,112)
Deferred tax assets, net	84,596	3,422
Deferred tax liabilities, Net	$ (544)	$ (10,150)